Operating Segments - Summary of Bank's Financial Results by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Disclosure of geographical areas [line items]
Net interest income	$ 16,961	[1]	$ 17,320	[1]	$ 17,177
Non-interest income	14,291		14,016		13,857
Total revenues	31,252		31,336		31,034
Provision for credit losses	1,808		6,084		3,027
Non-interest expenses	16,618		16,856		16,737
Income tax expense	2,871		1,543		2,472
Net income	9,955	[1]	6,853	[1]	8,798
Net income attributable to non-controlling interests in subsidiaries	331		75		408
Net income attributable to equity holders of the Bank	9,624		6,778		8,390
Total average assets	1,157,000		1,161,000		1,056,000
Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	16,961		17,320		17,177
Non-interest income	14,291		14,016		13,857
Total revenues	31,252		31,336		31,034
Provision for credit losses	1,808		6,084		3,027
Non-interest expenses	16,618		16,856		16,737
Income tax expense	2,871		1,543		2,472
Net income	9,955		6,853		8,798
Net income attributable to non-controlling interests in subsidiaries	331		75		408
Net income attributable to equity holders of the Bank	9,624		6,778		8,390
Total average assets	1,157,000		1,161,000		1,056,000
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	9,182		8,515		7,630
Non-interest income	9,190		8,085		7,304
Total revenues	18,372		16,600		14,934
Provision for credit losses	255		2,271		981
Non-interest expenses	9,627		8,952		8,275
Income tax expense	1,909		967		1,082
Net income	6,581		4,410		4,596
Net income attributable to non-controlling interests in subsidiaries	(10)		(28)		1
Net income attributable to equity holders of the Bank	6,591		4,438		4,595
Total average assets	695,000		689,000		607,000
United States [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	742		763		720
Non-interest income	953		1,375		1,189
Total revenues	1,695		2,138		1,909
Provision for credit losses	(33)		128		(16)
Non-interest expenses	915		1,080		870
Income tax expense	120		192		267
Net income	693		738		788
Net income attributable to equity holders of the Bank	693		738		788
Total average assets	167,000		164,000		149,000
Mexico [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,668		1,661		1,684
Non-interest income	714		724		671
Total revenues	2,382		2,385		2,355
Provision for credit losses	334		644		335
Non-interest expenses	1,202		1,298		1,306
Income tax expense	184		98		121
Net income	662		345		593
Net income attributable to non-controlling interests in subsidiaries	14		7		14
Net income attributable to equity holders of the Bank	648		338		579
Total average assets	41,000		41,000		37,000
Peru [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,186		1,705		1,576
Non-interest income	531		605		790
Total revenues	1,717		2,310		2,366
Provision for credit losses	586		971		523
Non-interest expenses	662		827		846
Income tax expense	104		116		248
Net income	365		396		749
Net income attributable to non-controlling interests in subsidiaries	2		16		(11)
Net income attributable to equity holders of the Bank	363		380		760
Total average assets	27,000		31,000		28,000
Chile [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,507		1,415		1,613
Non-interest income	666		677		806
Total revenues	2,173		2,092		2,419
Provision for credit losses	205		639		436
Non-interest expenses	943		973		1,166
Income tax expense	204		78		185
Net income	821		402		632
Net income attributable to non-controlling interests in subsidiaries	200		91		179
Net income attributable to equity holders of the Bank	621		311		453
Total average assets	53,000		52,000		51,000
Colombia [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	692		812		1,017
Non-interest income	383		449		567
Total revenues	1,075		1,261		1,584
Provision for credit losses	195		666		362
Non-interest expenses	682		813		920
Income tax expense	80		(74)		117
Net income	118		(144)		185
Net income attributable to non-controlling interests in subsidiaries	48		(87)		124
Net income attributable to equity holders of the Bank	70		(57)		61
Total average assets	13,000		14,000		13,000
Caribbean And Central America [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,345		1,734		2,143
Non-interest income	664		753		1,048
Total revenues	2,009		2,487		3,191
Provision for credit losses	221		570		352
Non-interest expenses	1,343		1,589		1,933
Income tax expense	103		45		324
Net income	342		283		582
Net income attributable to non-controlling interests in subsidiaries	77		76		101
Net income attributable to equity holders of the Bank	265		207		481
Total average assets	30,000		35,000		42,000
Other International [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	639		715		794
Non-interest income	1,190		1,348		1,482
Total revenues	1,829		2,063		2,276
Provision for credit losses	45		195		54
Non-interest expenses	1,244		1,324		1,421
Income tax expense	167		121		128
Net income	373		423		673
Net income attributable to equity holders of the Bank	373		423		673
Total average assets	$ 131,000		$ 135,000		$ 129,000

[1]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).